SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity
Total involvement with SPE assets	$ 500,212	$ 485,414
Consolidated VIE / SPE assets	58,637	60,059
Significant unconsolidated VIE assets	441,575	425,355
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	41,528	36,581
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	4,756	5,643
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	17,266	13,783
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	268	118
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	63,818	56,125
Private equity
Variable Interest Entity
Significant unconsolidated VIE assets	100,000	78,000
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	497	425
Venture capital funds
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	55,600	57,000
Credit card securitizations
Variable Interest Entity
Total involvement with SPE assets	31,518	32,423
Consolidated VIE / SPE assets	31,518	32,423
Significant unconsolidated VIE assets	0	0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	0
Mortgage-backed securities - U.S. agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	113,641	123,999
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	113,641	123,999
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	1,582	1,948
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	43	61
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	1,625	2,009
Mortgage securitizations - Non-agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	60,851	46,132
Consolidated VIE / SPE assets	632	939
Significant unconsolidated VIE assets	60,219	45,193
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2,479	2,550
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	5	2
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	1
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	2,484	2,553
Citi-administered asset-backed commercial paper conduits (ABCP)
Variable Interest Entity
Total involvement with SPE assets	14,018	16,730
Consolidated VIE / SPE assets	14,018	16,730
Significant unconsolidated VIE assets	0	0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	0
Collateralized loan obligations (CLOs)
Variable Interest Entity
Total involvement with SPE assets	8,302	18,332
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	8,302	18,332
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2,636	4,273
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	2,636	4,273
Asset-based financing
Variable Interest Entity
Total involvement with SPE assets	246,632	222,274
Consolidated VIE / SPE assets	11,085	8,069
Significant unconsolidated VIE assets	235,547	214,205
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	32,242	25,153
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	1,139	1,587
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	12,189	9,114
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	45,570	35,854
Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
Total involvement with SPE assets	3,251	3,349
Consolidated VIE / SPE assets	905	835
Significant unconsolidated VIE assets	2,346	2,514
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	1,498	1,611
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	1,500	1,611
Municipal investments
Variable Interest Entity
Total involvement with SPE assets	20,597	20,335
Consolidated VIE / SPE assets	3	0
Significant unconsolidated VIE assets	20,594	20,335
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2,512	2,569
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	3,617	4,056
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	3,562	3,041
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	9,691	9,666
Client intermediation
Variable Interest Entity
Total involvement with SPE assets	904	1,352
Consolidated VIE / SPE assets	297	910
Significant unconsolidated VIE assets	607	442
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	75	88
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	224	56
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	299	144
Investment funds
Variable Interest Entity
Total involvement with SPE assets	498	488
Consolidated VIE / SPE assets	179	153
Significant unconsolidated VIE assets	319	335
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	12	15
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	1	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	13	15
Other
Variable Interest Entity
Total involvement with SPE assets	0	0
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	0	0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	$ 0	$ 0